Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Share-Based Payments
12.	Share-Based Payments

As of June 30, 2018, the Company had 1,773,392 options, 130,586 restricted shares and 403,714 warrants outstanding.

The Company awards common stock and stock options to employees and directors as compensation for their services, and accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

Total share-based payments expense recorded by the Company during the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
Employees and directors share-based payments	$3,239,727	$76,224	$3,360,917	$147,652

Effective as of December 3, 2010, our Board of Directors approved the Wecast Network, Inc. 2010 Stock Incentive Plan (“the 2010 Plan”) pursuant to which options or other similar securities may be granted. The maximum aggregate number of shares of our common stock that may be issued under the Plan is 4,000,000 shares. As of June 30, 2018, options available for issuance are 92,499 shares.

(a)	Stock Options

Stock option activity for the six months ended June 30, 2018 is summarized as follows:

			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2018	1,853,391	$3.20	2.99	0.02
Granted	-	-
Exercised	(70,000)	1.99
Expired	(9,999)	1.58
Forfeited	-	-
Outstanding at June 30, 2018	1,773,392	3.26	4.55	0.02
Vested and expected to vest as of June 30, 2018	1,773,392	3.26	4.55	0.02
Options exercisable at June 30, 2018 (vested)	1,682,559	3.34	4.30	0.02

As of June 30, 2018, approximately $110,584 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1.93 years. The total fair value of shares vested during the six months ended June 30, 2018 and 2017 was approximately $319,001 and $19,357, respectively.

(b) Warrants

In connection with the Company’s financings, the Warner Brother Agreement and the service agreements, the Company issued warrants to service providers to purchase common stock of the Company. The warrants that were issued to SSS has been expired on March 28, 2018.

As of June 30, 2018, the weighted average exercise price of the warrants was $1.75 and the weighted average remaining life was 0.59 years. The following table outlines the warrants outstanding and exercisable as of June 30, 2018 and December 31, 2017:

	June 30,	December 31,
	2018	2017
	Number of	Number of
	Warrants	Warrants
Warrants Outstanding	Outstanding and Exercisable	Outstanding and Exercisable	Exercise Price	Expiration Date

2014 Broker Warrants (Series E Financing)	403,714	703,714	$1.75	01/31/19
2016 Warrants to SSS	-	1,818,182	$2.75	03/28/18
	403,714	2,521,896

(c) Restricted Shares

In January, 2017, the Company granted 35,000 restricted shares to one employee under the “2010 Plan”. The restricted shares have a vesting period of four years with the first one-fourth vesting on the first anniversary from grant date and the remaining three-fourth vesting ratably over twelve quarters. The grant date fair value of the restricted shares was $43,750. As this employee left the Company in February, no expense was recorded.

In March and April, 2017, the Company granted 365,000 restricted shares to certain employees under the “2010 Plan”. The restricted shares have a vesting period of four years with the first one-fourth vesting on the first anniversary from grant date and the remaining three-fourth vesting ratably over twelve quarters. The grant date fair value of the restricted shares was $778,200.

In November, 2017, the Board of Directors approved 2017 independent board compensation plan, which approved to grant 4,488 restricted shares to each of four then independent directors under the “2010 Plan.” The restricted shares were all vested immediately since commencement date. The aggregated grant date fair value of all those restricted shares was $100,000.

In April and June, 2018, the Company granted 1,342,743 restricted shares to certain employees under the“2010 Plan”. 1,239,743 of the restricted shares were all vested immediately since commencement date. Rest of the shares have a vesting period of two years with the first half vesting on the first anniversary from grant date and the other half vesting on the second anniversary. The grant date fair value of the restricted shares was $3,469,532.

A summary of the restricted shares is as follows:

	Shares	Weighted-average fair value
Restricted shares outstanding at January 1, 2018	109,586	1.92
Granted	1,342,743	2.58
Forfeited	(57,000)	2.02
Vested	(1,264,743)	2.57
Restricted shares outstanding at June 30, 2018	130,586	2.39

15. Share-Based Payments

As of December 31, 2017, the Company has 1,853,391 options, 109,586 restricted shares and 2,521,896 warrants outstanding (including the 1,818,182 warrants issued to SSS as disclosed in Note 13 (a)) to purchase shares of our common stock.

The Company awards common stock and stock options to employees and directors as compensation for their services, and accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

The following table provides the details of the total share-based payments expense during the years ended December 31, 2017 and 2016:

	December 31,	December 31,
	2017	2016
Employees and directors share-based payments	$1,305,829	$319,718

Effective as of December 3, 2010, our Board of Directors approved the SSC 2010 Stock Incentive Plan (“the 2010 Plan”) pursuant to which options or other similar securities may be granted. The maximum aggregate number of shares of our common stock that may be issued under the Plan is 4,000,000 shares. As of December 31, 2017, options available for issuance are 1,368,243 shares.

(a) Stock Options

Stock option activity for the year ended December 31, 2017 is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding at January 1, 2017	2,101,428	$2.42	4.59	$-
Granted	733,200	4.34
Exercised	(258,455)	1.83
Expired	(89,731)	3.22
Forfeited	(633,051)	2.81
Outstanding at December 31, 2017	1,853,391	$3.20	2.99	$0.02
Vested and expected to be vested as of December 31, 2017	1,853,391	$3.20	2.99	$0.02

Options exercisable at December 31, 2017 (vested)	1,662,591	$3.19	4.38	$0.03

On January 4, March 1, March 16, November 1, and November 17, 2017, 90,000, 45,000, 35,000, 60,000 and 503,200 shares stock options, respectively, were issued to certain employees or board members for services provided to us. The fair value of the stock options granted were valued using the Black-Scholes Merton method on the grant date, amounting to $61,200, $45,443, $36,750, $79,200 and $1,953,416, respectively.

As of December 31, 2017, approximately $429,585 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 1.42 years. The total fair value of shares vested during the years ended December 31, 2017 and 2016 was approximately $974,237 and $12,000, respectively.

The following table summarizes the assumptions used to estimate the fair values of the share options granted in the years presented:

	December 31,	December 31,
	2017	2016
Expected term	5.4 ~5.9 years	1.7 ~5.9 years
Expected volatility	55% ~ 85%	55% ~ 70%
Expected dividend yield	0%	0%
Risk free interest rate	2.04% ~2.29%	0.54% ~1.35%

(b) Warrants

In connection with the Company’s financings, the Warner Brother Agreement and service agreements, the Company issued warrants to investors and service providers to purchase common stock of the Company.

As of December 31, 2017, the weighted average exercise price was $2.47 and the weighted average remaining life was 0.47 years. The following table outlines the warrants outstanding and exercisable as of December 31, 2017 and December 31, 2016:

	2017	2016
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2012 August Financing Warrants (i)	-	536,250	$1.50	08/30/17
2013 Broker Warrants (Series D Financing)	-	228,571	$1.75	07/05/18
2013 Broker Warrants (Convertible Note)	-	114,285	$1.75	11/04/18
2014 Broker Warrants (Series E Financing)	703,714	1,085,714	$1.75	01/31/19
2016 Warrants to SSS (Note 12)	1,818,182	1,818,182	$2.75	03/28/18
	2,521,896	3,783,002

(i)	The warrants are classified as derivative liabilities as disclosed in Note 11.

(c) Restricted Shares

In January, 2017, the Company granted 35,000 restricted shares to one employee under the “2010 Plan”. The restricted shares have a vesting period of four years with the first one-fourth vesting on the first anniversary from grant date and the remaining three-fourth vesting ratably over twelve quarters. The grant date fair value of the restricted shares was $43,750. As this employee left the Company in February, no expense was recorded.

In March and April, 2017, the Company granted 365,000 restricted shares to certain employees under the “2010 Plan”. The restricted shares have a vesting period of four years with the first one-fourth vesting on the first anniversary from grant date and the remaining three-fourth vesting ratably over twelve quarters. The grant date fair value of the restricted shares was $778,200.

In November, 2017, the Board of Directors approved 2017 independent board compensation plan, which approved to grant 4,488 restricted shares to each of four then independent directors under the “2010 Plan”. The restricted shares were all vested immediately since commencement date. The aggregated grant date fair value of all those restricted shares was $100,000.

A summary of the restricted shares is as follows:

	Shares	Weighted-average fair value
Restricted shares outstanding at January 1, 2017	228,550	$1.75
Granted	417,953	2.21
Forfeited	(401,249)	2.02
Vested	(135,668)	2.24
Restricted shares outstanding at December 31, 2017	109,586	1.92